Credit Facilities and Lease Obligations - Narrative (Details) - USD ($)		1 Months Ended		3 Months Ended										12 Months Ended
	Dec. 06, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 05, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Default on borrowings															$ 0	$ 0	$ 0
New credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)	0.00%
New credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)	50.00%
Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 660,400,000		$ 608,900,000				$ 627,200,000				$ 660,400,000			608,900,000	627,200,000	660,400,000		$ 470,400,000
Repayments of borrowings				4,562,500	$ 4,562,500	$ 4,562,500	$ 4,562,500	19,562,500	$ 4,562,500	$ 4,562,500	$ 4,562,500	145,000,000.0	$ 30,000,000.0		18,300,000	33,200,000	175,000,000.0
Proceeds from borrowings												365,000,000.0			0	0	365,000,000.0
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 350,000,000.0			$ 280,400,000				280,400,000							$ 280,400,000	280,400,000
Repayments of borrowings	875,000
Repayments of current borrowings								15,000,000.0
Initial Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																		2.125%
Initial Term Loan | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)				2.125%											2.125%
Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 328,500,000				346,800,000							$ 328,500,000	346,800,000		$ 250,000,000.0
Repayments of borrowings															$ 0	0
Periodic payment required				$ 4,562,500	4,562,500	4,562,500	4,562,500	4,562,500	4,562,500	4,562,500	4,562,500
Incremental Term Loan | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)				1.75%											1.75%
Revolver
Disclosure of detailed information about borrowings [line items]
Borrowings		0		$ 0				0				0			$ 0	0	0	$ 450,000,000.0	$ 0
Repayments of borrowings															$ 0	$ 0	$ 0
Repayments of current borrowings				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	220,000,000.0	0
Proceeds from current borrowings			$ 220,000,000.0									$ 220,000,000.0
Revolver | Bottom of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)																		0.35%
Revolver | Top of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)																		0.50%
Revolver | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																		0.75%
Revolver | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																		2.50%
First Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 145,000,000.0											$ 30,000,000.0
First Incremental Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																		2.50%
Second Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	365,000,000.0
Quarterly repayment of borrowings	4,562,500
Proceeds from borrowings	365,000,000.0
Revolving Facility Due March 28, 2025
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	600,000,000.0
Credit facility accordion feature	150,000,000.0
Letters of credit sub-limit	150,000,000.0
Revolving Facility Due March 28, 2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)				0.30%											0.30%
Revolving Facility Due March 28, 2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)				0.45%											0.45%
Revolving Facility Due March 28, 2025 | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)				1.50%											1.50%
Revolving Facility Due March 28, 2025 | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)				2.25%											2.25%
Revolving Facility Due March 28, 2025 | Base Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)				0.50%											0.50%
Revolving Facility Due March 28, 2025 | Base Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)				1.25%											1.25%
Revolving Facility Due March 28, 2025 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)				0.10%											0.10%
Revolving Facility Due March 28, 2025 | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 50,000,000.0
Revolving Facility Due March 28, 2025 | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term	10 days
Forecast | Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings														$ 0
Forecast | Revolver
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings														$ 0